SECURED NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of secured notes payable [Abstract]
Disclosure of detailed information about secured notes [Text Block]
As at December 31, 2018, the Company has an obligation for US$309.9 million or $422.3 million Canadian dollar equivalent from the secured notes payable.

	December 31,	December 31,
	2018	2017
Total outstanding secured notes payable	$422,262	$414,843
Less: unamortized deferred transaction costs and issuance discount	14,118	18,334
Total secured notes payable	$408,144	$396,509